Litigation (Details) € in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Pending Litigation
Litigation provisions
Balance at beginning of period | SFr	SFr 681
Increases in litigation accruals | SFr	734
Decreases in litigation accruals | SFr	(111)
Decreases for settlement and other cash payments | SFr	(495)
Foreign exchange translation | SFr	(8)
Balance at end of period | SFr	898
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr	SFr 1,300
Rates related matters - Foreign exchange litigation | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Loss Contingency, Pending Claims, Number	5
Litigation Hiring pracices investigation | US Securities and Exchange Commission (SEC)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party				$ 29.8
Credit Suisse Securities (USA) LLC | Enron-related litigation | Silvercreek Management Inc v. Citigroup, Inc., et al | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
Estimated damages		$ 280.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | IKB Deutsche Industriebank AG | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		97.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Citizens National Bank and Strategic Capital Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 141.0
Percentage of RMBS issued by third party underwritten by CSS LLC	20.00%	20.00%	20.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 28.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Royal Park Investments SA/NV | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		360.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | Circuit court of Montgomery County, Alabama
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		139.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Deposit Insurance Corporation as receiver for Colonial Bank | US District Court for the Southern District of New York (SDNY)
Litigation disclosures
RMBS offerings by third party		$ 394.0
Percentage of RMBS issued by third party underwritten by CSS LLC	23.00%	23.00%	23.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 92.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, and Boston - Seatle action | Washington State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		145.0			$ 249.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, and Boston - Boston action | Massachusetts state court
Litigation disclosures
RMBS offerings by third party		$ 5,700.0
Percentage of RMBS issued by third party underwritten by CSS LLC	6.00%	6.00%	6.00%
Value of RMBS issued by third party underwritten by CSS LLC		$ 333.0				$ 373.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Monoline insurer disputes | MBIA Insurance Corp. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC		770.0
Original principal balance of loans demanded to be repurchased		$ 549.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Government and regulatory related | New Jersey Attorney General (NJAG) | Superior Court of New Jersey, Chancery Diivision, Mercer County (SCNJ)
Litigation disclosures
RMBS issued and underwritten by entity, number	13	13	13
Credit Suisse Securities (USA) LLC | Bank loan litigation | Highland Capital Management LP | Texas State Court
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party		$ 287.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		500.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-1, 2006-3 and 2006-4 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		730.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Loan Trust Series 2006-HE7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		374.0		341.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2006-8 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		436.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-1 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		420.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-2 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		495.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Asset Trust Series 2007-3 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		206.0
DLJ Mortgage Capital, Inc. | Mortgage-related matters - Repurchase litigations | Home Equity Mortgage Trust Series 2006-5, 2006-6 and 2006-7 | Supreme Court for the State of New York, New York County (SCNY) | Minimum
Litigation disclosures
Estimated damages		$ 936.0
Credit Suisse AG | ATA litigation | US District Court for the Eastern District of New York (EDNY)
Litigation disclosures
Number of Plaintiffs	200	200	200
Credit Suisse AG | Customer acount matters, against former relationship manager | Credit Suisse AG | Geneva Prosecutor's Office
Litigation disclosures
Estimated damages		$ 130.0
Credit Suisse Securities (Europe) Limited | Fondazione MPS litigation | Fondazione Monte dei Paschi di Siena | Civil Court of Milan, Italy
Litigation disclosures
Estimated damages | €			€ 3,000
Purchase price paid by plaintiff | €			9,000
Purchase price funded by rights offer and issuance of unredeemable securities | €			5,000
Purchase price funded by rights offer of which invested by plaintiff | €			2,900
Purchase price funded by issuance of unredeemable securities, of which invested by plaintiff | €			€ 490
Credit Suisse Hong Kong Limited [Member] | Litigation Hiring pracices investigation | United States Department of Justice (DOJ)
Litigation disclosures
of which fines				$ 47.0